Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2018	£ 81,594	£ 1,289	£ 79,426	£ (339)	£ 17,564	£ 1	£ 42,466	£ (58,813)
Loss for the period	(9,827)							(9,827)
Other comprehensive income for the period	1					1
Total comprehensive loss for the period	(9,826)					1		(9,827)
Share-based payments	1,166				1,166
Exercise of share options	86	1	85		(132)			132
Surrender of fully vested share options					(38)			38
Ending balance at Jun. 30, 2019	73,020	1,290	79,511	(339)	18,560	2	42,466	(68,470)
Beginning balance at Dec. 31, 2019	63,522	1,299	79,541	(339)	20,620	(10)	42,466	(80,055)
Loss for the period	(10,027)							(10,027)
Other comprehensive income for the period	22					22
Total comprehensive loss for the period	(10,005)					22		(10,027)
Share-based payments	1,669				1,669
Exercise of share options	15	1	14		(68)			68
Issue of share capital	2,033	18	2,015
Share issue expenses	(105)		(105)
Ending balance at Jun. 30, 2020	£ 57,129	£ 1,318	£ 81,465	£ (339)	£ 22,221	£ 12	£ 42,466	£ (90,014)